Fair Value	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value

Note 4 - Fair Value

Contingent Consideration

Solo

In connection with our acquisition of Solo, the Solo selling shareholders received the potential to earn the contingent consideration, which was to be calculated as the lesser of (i) $0.01 per solo*TAGTM and solo*CODETM sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAGTM and solo*CODETM, which is December 1, 2029.

We recorded the fair value of the liability in the condensed consolidated balance sheets under the caption "current contingent consideration" and recognized changes to the fair value of the liability against earnings or loss each reporting period until settlement. The fair value of the contingent consideration on the date of the acquisition of Solo was $389,000. In connection with our exercise of the option to acquire the remaining interest in Solo, the selling shareholders agreed to retrospectively and prospectively relieve the contingent consideration obligation. Therefore the settled value of the contingent consideration was $0. We have recorded a gain on settlement of the contingent consideration liability during the three months ended September 30, 2020 in general and administrative expenses in our condensed consolidated statement of operations.

Ample

In addition to the stock and cash consideration, the agreement provides for contingent consideration of up to CAD$10,000,000, payable in exchangeable shares, payable if Ample's Recurring Revenue recognized during the 12 months after the acquisition date is CAD$9,000,000 or more. The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000and the amount of Recurring Revenue realized during the twelve months following the acquisition.

We record the fair value of the liability in the condensed consolidated balance sheets as contingent consideration payable and recognize changes to the liability against earnings or loss in general and administrative expenses in the condensed consolidated statements of operations. The fair value of the contingent consideration on the date of the acquisition of Ample was $817,000. The carrying amount at fair value of the aggregate liability for the contingent consideration recorded on the condensed consolidated balance sheet as of September 30, 2020, is $817,000.

Fair Value Option Election – Convertible Notes

We issued Convertible Notes with a principal amount of $17.0 million at a purchase price of $15.0 million on June 9, 2020. We have elected to account for the Convertible Notes using the fair value option. Under the fair value option, the financial liability is initially measured at its issue-date estimated fair value and subsequently remeasured at its estimated fair value on a recurring basis at each reporting period date. The change in estimated fair value resulting from changes in instrument-specific credit risk is recorded in other comprehensive income as a component of equity. The remaining estimated fair value adjustment is presented as a single line item within other income (expense) in our condensed consolidated statement of operations under the caption, change in fair value of convertible notes.

For the Convertible Notes, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from June 30, 2020, to September 30, 2020:

Fair value balance as of June 30, 2020	$14,131,000
Change in fair value reported in the statements of operations	(778,000)
Change in fair value reported in other comprehensive income	70,000
Fair value balance as of September 30, 2020	$13,423,000

The estimated fair value of the Convertible Notes as of June 30, 2020, and September 30, 2020, was computed using a Monte Carlo simulation, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined by GAAP.  The unobservable inputs utilized for measuring the fair value of the Convertible Notes reflect our assumptions about the assumptions that market participants would use in valuing the Convertible Notes as of the issuance date and subsequent reporting period.

We estimated the fair value by using the following key inputs to the Monte Carlo Simulation Model:

Fair Value Assumptions - Convertible Notes	September 30, 2020	June 30, 2020
Face value principal payable	$17,000,000	$17,000,000
Original conversion price	$11.50	$11.50
Value of Common Stock	$3.64	$8.80
Expected term (years)	2.67	2.90
Volatility	68%	45%
Market yield	28.0%	23.9%
Risk free rate	0.1% to 0.2%	0.2%

Note 11 - Fair Value

Contingent Consideration

Solo

In connection with our acquisition of Solo, the Solo selling shareholders have the potential to earn the contingent consideration, which is calculated as the lesser of (i) $0.01 per solo*TAGTM and solo*CODETM sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAGTM and solo*CODETM, which is December 1, 2029.

We record the fair value of the liability in the consolidated balance sheets under the caption "current contingent consideration" and recognize changes to the liability against earnings or loss in general and administrative expenses in the consolidated statements of operations. The fair value of the contingent consideration on the date of the acquisition of Solo was $389,000. The carrying amount at fair value of the aggregate liability for the contingent consideration recorded on the consolidated balance sheet at June 30, 2020 is $389,000. As such we have not recorded a change in the fair value of the contingent consideration during the year ended June 30, 2020. As discussed in Note 3, subsequent to year end, we reached an agreement with the Solo selling shareholders to eliminate any future obligation with respect to the contingent consideration and waive any contingent consideration that would have been due prior to amending the agreement.

We utilized a Monte Carlo simulation model, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined in GAAP. The unobservable inputs utilized for measuring the fair value of the contingent consideration reflect our assumptions about the assumptions that market participants would use in valuing the contingent consideration as of the acquisition date and subsequent reporting period.

Trellis

In connection with our acquisition of Trellis, the Trellis selling shareholders have the potential to earn contingent consideration, which is calculated as five times the annualized revenue of certain customers generated in September 2020. The fair value of the contingent consideration on the date of acquisition of Trellis was $998,000. The carrying amount at the fair value of the liability for the contingent consideration recorded on our consolidated balance sheet as of June 30, 2020 was $0. We have recorded the change in the fair value of the contingent consideration during the year ended June 30, 2020 in general and administrative expenses in our consolidated statement of operations.

We valued the contingent consideration using a probability-weighted discounted cash flow model, which incorporates inputs that are not observable in the market and thus represents a Level 3 measurement as defined in GAAP. The unobservable inputs utilized for measuring the fair value of the contingent consideration reflect management's own assumptions about the assumptions that market participants would use in valuing the contingent consideration as of the valuation date, as well as our knowledge of specific transactions that effect the calculation.

Fair Value Option Election – Convertible Notes

We issued Convertible Notes with a principal amount of $17.0 million at a purchase price of $15.0 million on June 9, 2020. We have elected to account for the Convertible Notes using the fair value option. Under the fair value option, the financial liability is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The change in estimated fair value resulting from changes in instrument specific credit risk is recorded in other comprehensive income as a component of equity. The remaining estimated fair value adjustment is presented as a single line item within other income (expense) in our consolidated statement of operations under the caption, change in fair value of convertible notes.

For the Convertible Notes, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from June 9, 2020 (date of issuance) to June 30, 2020:

Beginning fair value balance on issue date - June 9, 2020	$14,960,000
Change in fair value reported in the statements of operations	(766,000)
Change in fair value reported in other comprehensive income	(63,000)
Ending fair value balance - June 30, 2020	$14,131,000

The estimated fair value of the Convertible Notes as of their June 9, 2020 issue date and as of June 30, 2020, was computed using a Monte Carlo simulation, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined by GAAP.  The unobservable inputs utilized for measuring the fair value of the Convertible Notes reflects our assumptions about the assumptions that market participants would use in valuing the Convertible Notes as of the issuance date and subsequent reporting period.

We determined the fair value by using the following key inputs to the Monte Carlo Simulation Model:

Fair Value Assumptions - Convertible Notes	June 30, 2020	June 9, 2020
Face value principal payable	$17,000,000	$17,000,000
Original conversion price	$11.50	$11.50
Value of Common Stock	$8.80	$10.28
Expected term (years)	2.9	3.0
Volatility	45.0%	45.0%
Market yield (range)	23.9%	23.3% to 23.4%
Risk free rate	0.2%	0.2%